Note 5 - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
Note
5
– Accumulated Other Comprehensive Loss

The following table presents the changes in accumulated other comprehensive loss by component, net of tax, for the years ended
December
31,
2016
and
2015
(in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2016	2015
Balance beginning of the year	$(12)	$(36)
Other comprehensive loss before reclassifications	(26)	(26)
Amount reclassified from accumulated other comprehensive loss	--	50
Total other comprehensive income	(26)	24
Balance end of the year (loss)	$(38)	$(12)

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(1) A ll amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive loss for the years ended
December
31,
2016
and
2015
(in thousands):

Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive Loss (1)		Affected Line Item in the Consolidated Statements of Income
	For the Year Ended December 31,
	2016	2015
Sale of available for sale securities	$--	$(75)	Loss on sales of investment securities
Tax effect	--	25	Income taxes
Total reclassification for the period	$--	$(50)

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(1) Amounts in parentheses indicate debits.